Liquidity, Going Concern and Management’s Plans (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2021	Oct. 14, 2021	Apr. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2021	Mar. 24, 2021	Apr. 09, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss				$ 586,611	$ (3,949,879)	$ 4,052,290	$ 4,898,685	$ 6,459,236	$ 29,807,878
Proceeds from Convertible Debt						1,091,080
Cash and Cash Equivalents, at Carrying Value				307,000		307,000
Net cash used in operating activities						3,988,115	$ 5,461,140	7,257,743	12,291,275
Cash on hand				$ 307,213		$ 307,213		$ 1,640,645	$ 1,424,096
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 750,000	$ 750,000
Cash and Cash Equivalents, at Carrying Value										$ 644,000
Cash on hand											$ 436,000
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Secured Convertible Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount			$ 2,575,000
Debt Instrument, Maturity Date			Mar. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument Conversion Discount Price Percentage			20.00%
Secured Convertible Note Purchase Agreement [Member] | FWHC Bridge, LLC [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt			$ 1,500,000
Secured Convertible Note Purchase Agreement [Member] | FWHC [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt			$ 25,000
Second Closing Bring Down Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 750,000	$ 750,000
Debt Instrument, Maturity Date	Mar. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument Conversion Discount Price Percentage	20.00%	20.00%
Second Closing Bring Down Agreement [Member] | FWHC Bridge, LLC [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt	$ 437,000
Second Closing Bring Down Agreement [Member] | FWHC [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt	$ 7,500
Second Closing Bring Down Agreement [Member] | FWHC [Member] | Investor [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt		$ 7,500